Personnel expenses - Defined benefit pension (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	kr 82	kr 83	kr 80
Contributions by the employer	(8)	(7)	(7)
Pension Payments incl. special payroll tax / Benefits paid	(1)	(1)	(1)
Balance at end of the period	57	82	83
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	277	272	253
Service cost	7	6	6
Interest cost / Expected return on plan assets	3	5	5
Pension Payments incl. special payroll tax / Benefits paid	(7)	(9)	(8)
Actuarial (gains) and losses, effect due to changed demographic assumptions	(2)
Actuarial (gains) and losses, effect due to changed financial assumptions	(24)	12	25
Actuarial (gains) and losses, effect due to experience based outcome	4	(9)	(9)
Balance at end of the period	258	277	272
Plan assets
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	(195)	(189)	(173)
Interest cost / Expected return on plan assets	(2)	(3)	(4)
Contributions by the employer	(9)	(7)	(7)
Pension Payments incl. special payroll tax / Benefits paid	6	8	7
Return on plan assets excluding interest income	(1)	(4)	(12)
Balance at end of the period	(201)	(195)	kr (189)
Expected contribution from the employer	6	5
Expected compensation paid	kr 7	kr 7